SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current			$ 2,208
Total			$ 2,208